COMMITMENT AND CONTINGENCIES - Estimated Minimum Lease Payments (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024		$ 464
2025		471
2026		479
2027		161
TOTAL		1,575
Less amount representing interest		(284)
Present value of net minimum payments		1,291
Operating lease liability	$ 338	$ 326	$ 283